Janus Henderson Triton Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.2%
Aerospace & Defense – 1.9%
Axon Enterprise Inc*	646,732	$101,536,924
Teledyne Technologies Inc*	259,420	113,338,004
		214,874,928
Auto Components – 1.6%
Fox Factory Holding Corp*	472,862	80,433,826
Quantumscape Corp*,#	1,293,635	28,705,761
Visteon Corp*	660,884	73,450,648
		182,590,235
Automobiles – 0.6%
Thor Industries Inc	639,064	66,315,671
Banks – 0.4%
MSD Acquisition Corp*,£	4,073,279	41,140,118
Biotechnology – 8.2%
Abcam PLC*	2,325,256	54,533,835
Arrowhead Pharmaceuticals Inc*	815,750	54,084,225
Ascendis Pharma A/S (ADR)*	308,481	41,499,949
Biohaven Pharmaceutical Holding Co Ltd*	190,957	26,315,784
Centessa Pharmacuticals PLC (ADR)*,#	1,578,408	17,772,874
Eagle Pharmaceuticals Inc/DE*,£	965,786	49,177,823
Emergent BioSolutions Inc*	927,472	40,317,208
Fate Therapeutics Inc*	736,438	43,088,987
Global Blood Therapeutics Inc*	1,645,452	48,162,380
Ligand Pharmaceuticals Inc*,£	1,010,358	156,059,897
Mirati Therapeutics Inc*	381,887	56,019,004
Natera Inc*	496,856	46,401,382
Neurocrine Biosciences Inc*	1,206,374	102,746,874
PTC Therapeutics Inc*	1,020,340	40,640,142
Sarepta Therapeutics Inc*	1,085,880	97,783,494
Vaxcyte Inc*	2,004,508	47,687,245
		922,291,103
Building Products – 1.0%
Zurn Water Solutions Corp	2,980,086	108,475,130
Capital Markets – 3.0%
Cboe Global Markets Inc	742,604	96,835,562
LPL Financial Holdings Inc	1,488,610	238,311,575
		335,147,137
Chemicals – 1.9%
Sensient Technologies Corp£	2,085,628	208,687,938
Commercial Services & Supplies – 2.0%
Brady Corp	2,243,969	120,949,929
Cimpress PLC*	462,343	33,108,382
Driven Brands Holdings Inc*	1,943,156	65,328,905
		219,387,216
Construction Materials – 1.1%
Summit Materials Inc*	3,161,597	126,906,504
Containers & Packaging – 4.1%
Crown Holdings Inc	3,035,507	335,787,784
Sealed Air Corp	1,886,558	127,286,068
		463,073,852
Diversified Consumer Services – 2.8%
Frontdoor Inc*	1,930,898	70,767,412
Mister Car Wash Inc*,#	2,706,885	49,292,376
Terminix Global Holdings Inc*	4,266,728	192,984,107
		313,043,895
Diversified Financial Services – 0.7%
Clarivate Analytics PLC*	3,148,864	74,061,281
Diversified Telecommunication Services – 1.2%
AST SpaceMobile Inc*	1,670,199	13,261,380
Vonage Holdings Corp*	5,937,894	123,448,816
		136,710,196
Electrical Equipment – 2.4%
EnerSys	1,110,529	87,798,423
Regal Beloit Corp	664,443	113,074,910
Stem Inc*,#	1,489,935	28,264,067
Wallbox NV*	2,663,123	43,515,430
		272,652,830
Electronic Equipment, Instruments & Components – 2.2%
Itron Inc*	612,929	41,997,895

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components– (continued)
Mirion Technologies Inc*,#	1,206,071	$12,627,563
National Instruments Corp	1,745,295	76,217,033
OSI Systems Inc*,£	1,280,610	119,352,852
		250,195,343
Equity Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co	684,640	83,046,832
Food & Staples Retailing – 1.1%
Casey's General Stores Inc	410,592	81,030,331
Grocery Outlet Holding Corp*	1,492,617	42,211,209
		123,241,540
Food Products – 2.9%
Hostess Brands Inc*,£	6,312,325	128,897,676
Premium Brands Holdings Corp	861,685	86,141,249
Simply Good Foods Co*	2,555,648	106,238,287
		321,277,212
Health Care Equipment & Supplies – 7.0%
Glaukos Corp*	1,106,195	49,159,306
Globus Medical Inc*	1,891,658	136,577,708
ICU Medical Inc*	458,201	108,749,425
Integra LifeSciences Holdings Corp*	2,588,453	173,400,466
iRhythm Technologies Inc*	433,241	50,988,133
Ortho Clinical Diagnostics Holdings PLC*	7,083,673	151,519,765
STERIS PLC	484,794	118,003,708
		788,398,511
Health Care Providers & Services – 2.6%
Agiliti Inc*,#	5,258,127	121,778,221
Chemed Corp	225,574	119,337,669
HealthEquity Inc*	1,102,796	48,787,695
		289,903,585
Hotels, Restaurants & Leisure – 1.3%
Churchill Downs Inc	238,400	57,430,560
Wendy's Co	3,834,602	91,455,258
		148,885,818
Household Durables – 1.5%
Helen of Troy Ltd*	469,880	114,871,564
Purple Innovation Inc*,£	3,901,774	51,776,541
		166,648,105
Independent Power and Renewable Electricity Producers – 0.6%
NRG Energy Inc	1,474,565	63,524,260
Industrial Conglomerates – 1.1%
Carlisle Cos Inc	484,254	120,153,102
Information Technology Services – 6.1%
Broadridge Financial Solutions Inc	849,836	155,367,018
Euronet Worldwide Inc*	1,229,724	146,546,209
LiveRamp Holdings Inc*	2,400,301	115,094,433
MAXIMUS Inc	1,090,902	86,912,162
Switch Inc	3,688,619	105,642,048
WEX Inc*	539,247	75,704,886
		685,266,756
Insurance – 0.8%
Selective Insurance Group Inc	1,114,778	91,344,909
Internet & Direct Marketing Retail – 1.2%
Etsy Inc*	414,248	90,695,457
Wayfair Inc - Class A*,#	200,921	38,168,962
		128,864,419
Life Sciences Tools & Services – 3.1%
Bio-Techne Corp	191,564	99,103,720
Bruker Corp	1,242,261	104,238,121
NeoGenomics Inc*	1,601,732	54,651,096
PerkinElmer Inc	470,129	94,524,137
		352,517,074
Machinery – 3.3%
Donaldson Co Inc	1,271,277	75,335,875
Gates Industrial Corp PLC*	5,649,021	89,875,924
ITT Inc	1,002,488	102,444,249
Nordson Corp	315,292	80,484,589
Xos Inc*,#	5,066,340	15,958,971
		364,099,608
Media – 0.5%
Cable One Inc	34,800	61,368,060
Pharmaceuticals – 3.3%
Catalent Inc*	2,380,987	304,837,766

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Horizon Therapeutics PLC*	616,381	$66,421,217
		371,258,983
Professional Services – 1.8%
Alight Inc - Class A*,#	7,178,312	77,597,553
TriNet Group Inc*	1,245,601	118,655,951
		196,253,504
Road & Rail – 1.4%
Saia Inc*	461,818	155,646,521
Semiconductor & Semiconductor Equipment – 4.2%
Brooks Automation Inc	1,010,917	104,235,652
Entegris Inc	816,437	113,141,839
ON Semiconductor Corp*	3,090,006	209,873,208
Wolfspeed Inc*	404,748	45,238,684
		472,489,383
Software – 13.8%
Altair Engineering Inc*	1,002,619	77,522,501
Aspen Technology Inc*	349,795	53,238,799
Avalara Inc*	677,254	87,440,264
Blackbaud Inc*	2,074,190	163,819,526
Ceridian HCM Holding Inc*	441,498	46,118,881
Clearwater Analytics Holdings Inc - Class A*	582,586	13,387,826
Consensus Cloud Solutions Inc*	512,150	29,638,121
Dynatrace Inc*	1,901,578	114,760,232
Envestnet Inc*	1,423,913	112,973,257
j2 Global Inc*	1,536,453	170,331,180
LivePerson Inc*	2,064,673	73,750,120
Nice Ltd (ADR)*	254,734	77,337,242
Pagerduty Inc*	2,817,109	97,894,538
SS&C Technologies Holdings Inc	2,886,207	236,611,250
Yext Inc*	6,055,619	60,071,740
Zendesk Inc*	1,309,933	136,612,913
		1,551,508,390
Specialty Retail – 2.4%
Leslie's Inc*	3,321,838	78,594,687
National Vision Holdings Inc*	2,424,065	116,330,879
Williams-Sonoma Inc	406,083	68,680,818
		263,606,384
Technology Hardware, Storage & Peripherals – 0.5%
NCR Corp*	1,439,960	57,886,392
Thrifts & Mortgage Finance – 1.9%
LendingTree Inc*	429,087	52,606,066
Walker & Dunlop Inc	1,052,490	158,799,691
		211,405,757
Total Common Stocks (cost $6,280,114,548)		11,004,148,482
Private Investment in Public Equity (PIPES)– 1.8%
Capital Markets – 0.4%
Foresight Acquisition Corp*,§	6,617,848	46,589,650
Diversified Financial Services – 1.4%
GS Acquisition Holdings Corp*,§	9,458,407	99,029,521
SomaLogic Holdings Inc*,§	2,827,494	32,912,030
Wallbox BV*,§	1,355,820	22,154,099
		154,095,650
Total Private Investment in Public Equity (PIPES) (cost $202,595,690)		200,685,300
Warrants– 0%
Electrical Equipment – 0%
Wallbox NV - Class A, expires 12/31/26*((cost $985,354)	665,780	3,288,953
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $2,035,621)	2,035,417	2,035,621
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	4,782,581	4,782,581
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 1/3/22	$1,195,645	1,195,645
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,978,226)		5,978,226
Total Investments (total cost $6,491,709,439) – 100.1%		11,216,136,582
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(9,367,936)
Net Assets – 100%		$11,206,768,646

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$10,909,819,924	97.3%
Canada	86,141,249	0.7
Israel	77,337,242	0.7
United Kingdom	54,533,835	0.5
Spain	46,804,383	0.4
Denmark	41,499,949	0.4

Total	$11,216,136,582	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/21
Common Stocks - 3.8%
Banks - 0.4%
MSD Acquisition Corp*	$-	$-	$366,595	$41,140,118
Biotechnology - 1.8%
Eagle Pharmaceuticals Inc/DE*	-	-	(4,693,720)	49,177,823
Ligand Pharmaceuticals Inc*	-	1,429,763	14,659,767	156,059,897
Total Biotechnology	$-	$1,429,763	$9,966,047	$205,237,720
Chemicals - N/A
Sensient Technologies Corpš	989,136	12,670,510	8,934,903	N/A
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp	-	-	3,821,582	-
Electronic Equipment, Instruments & Components - 1.1%
OSI Systems Inc*	-	-	(2,048,976)	119,352,852
Food Products - N/A
Hostess Brands Inc*,š	-	585,718	19,118,206	N/A
Household Durables - 0.5%
Purple Innovation Inc*	-	-	(21,870,083)	51,776,541
Total Common Stocks	$989,136	$14,685,991	$18,288,274	$417,507,231
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Wallbox BV*,§,š	-	-	10,927,909	N/A
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	17,478	437	(437)	2,035,621
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	81,159∆	-	-	4,782,581
Total Affiliated Investments - 3.9%	$1,087,773	$14,686,428	$29,215,746	$424,325,433

(1) For securities that were affiliated for a portion of the period ended December 31, 2021, this column reflects amounts for the entire period ended December 31, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Common Stocks - 3.8%
Banks - 0.4%
MSD Acquisition Corp*	40,773,523	-	-	41,140,118
Biotechnology - 1.8%
Eagle Pharmaceuticals Inc/DE*	53,871,543	-	-	49,177,823
Ligand Pharmaceuticals Inc*	145,600,685	-	(5,630,318)	156,059,897
Chemicals - N/A
Sensient Technologies Corpš	231,045,095	-	(43,962,570)	208,687,938
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp	22,809,648	-	(26,631,230)Ð	-
Electronic Equipment, Instruments & Components - 1.1%
OSI Systems Inc*	121,401,828	-	-	119,352,852
Food Products - N/A
Hostess Brands Inc*,š	114,429,165	-	(5,235,413)	128,897,676
Household Durables - 0.5%
Purple Innovation Inc*	64,992,516	8,654,108	-	51,776,541
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Wallbox BV*,§,š	11,226,190	-	-	22,154,099
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	188,325,249	608,511,815	(794,801,443)	2,035,621
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	39,470,021	172,598,659	(207,286,099)	4,782,581

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	1/20/22	(11,062,000)	$15,266,069	$296,735
Canadian Dollar	1/20/22	(26,492,000)	21,436,429	490,729
Euro	1/20/22	2,315,000	(2,620,047)	16,297

				803,761
Citibank, National Association:
British Pound	1/20/22	(6,972,000)	9,618,285	183,626
Canadian Dollar	1/20/22	(30,037,000)	24,285,570	537,043
Euro	1/20/22	459,000	(521,056)	1,658

				722,327
Credit Suisse International:
Canadian Dollar	1/20/22	4,608,000	(3,597,235)	46,046
Euro	1/20/22	(7,055,000)	8,220,373	186,072

				232,118
HSBC Securities (USA), Inc.:
British Pound	1/20/22	2,274,000	(3,011,156)	66,070
British Pound	1/20/22	404,000	(557,303)	(10,601)
British Pound	1/20/22	(2,370,000)	3,179,234	(27,901)
Canadian Dollar	1/20/22	(30,038,000)	24,278,723	529,405
Euro	1/20/22	7,559,000	(8,605,714)	2,547
Euro	1/20/22	3,345,000	(3,899,022)	(89,705)
Euro	1/20/22	(16,765,000)	19,526,130	433,989
Euro	1/20/22	(8,990,000)	10,180,831	(57,067)

				846,737
JPMorgan Chase Bank, National Association:
British Pound	1/20/22	2,563,000	(3,429,119)	39,187
British Pound	1/20/22	(19,852,000)	27,345,134	480,984
British Pound	1/20/22	(1,435,000)	1,914,688	(27,185)
Canadian Dollar	1/20/22	2,345,000	(1,871,023)	(16,966)
Canadian Dollar	1/20/22	(665,000)	538,355	12,578
Euro	1/20/22	(5,395,000)	6,288,801	144,923
Euro	1/20/22	(2,120,000)	2,400,970	(13,306)

				620,215
State Street Bank and Trust Company:
British Pound	1/20/22	(1,046,000)	1,394,106	(21,364)
Euro	1/20/22	1,670,000	(1,883,062)	18,750
Euro	1/20/22	(6,383,000)	7,405,276	136,255

				133,641
Total				$3,358,799

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2021

Value*
Forward foreign currency exchange contracts, purchased	$16,672,726
Forward foreign currency exchange contracts, sold	154,641,633

* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold. Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value. Options are reported as the average ending monthly market value.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2021.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of December 31, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Foresight Acquisition Corp	5/25/21	$66,178,480	$46,589,650	0.4%
GS Acquisition Holdings Corp	6/16/21	94,584,070	99,029,521	0.9
SomaLogic Holdings Inc	3/29/21	28,274,940	32,912,030	0.3
Wallbox BV	6/9/21	13,558,200	22,154,099	0.2
Total		$202,595,690	$200,685,300	1.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$11,004,148,482	$-	$-
Private Investment in Public Equity (PIPES)	-	200,685,300	-
Warrants	3,288,953	-	-
Investment Companies	-	2,035,621	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,978,226	-
Total Investments in Securities	$11,007,437,435	$208,699,147	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,622,894	-
Total Assets	$11,007,437,435	$212,322,041	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$264,095	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70250 03-22